Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2024	Apr. 30, 2023	Apr. 30, 2022
Income Statement [Abstract]
Revenue from contracts with customers	$ 8,673	$ 22,814	$ 33,066	$ 25,271
Dividend income		634
Changes in fair value on financial assets measured at fair value through profit or loss (“FVTPL”)	16,279	(3,003)	15,386	16,940
Revenue	24,952	20,445	48,452	42,211
Employee benefits expense	(3,074)	(5,057)	(9,868)	(9,293)
Advertising and promotion expense	(177)	(313)	(655)	(522)
Premises and office expenses	(1,486)	(58)	(996)	(741)
Legal and professional fee	(1,338)	(262)	(2,891)	(3,010)
Depreciation and amortization	(1,441)	(5,642)	(1,312)	(846)
Finance costs	(3,403)	(10,326)	(1,195)
Other expenses	(4,586)	(13,347)	(2,442)	(405)
Other income	8,988	20,020	16,052	867
Other gains and losses, net	14,342	37,000	153	609
Profit before tax	32,777	42,460	45,298	28,870
Income tax expense	(1,991)	(785)	(4,485)	(3,030)
Profit for the year/period	30,786	41,675	40,813	25,840
Item that will not be reclassified to profit or loss:
Exchange differences on translation from functional currency to presentation currency	1,168	1,564	(30)	(4,145)
Items that may be reclassified subsequently to profit or loss:
Exchange differences arising on translation of foreign operations	(956)	(625)	(960)	(106)
Cumulative exchange differences reclassified to profit or loss upon disposal of foreign operations		2,695
Share of other comprehensive income of joint ventures	126	1,312	377
Other comprehensive expense reclassified subsequently to profit or loss	(830)	3,382	(583)	(106)
Other comprehensive income (expense) for the year/period	338	4,946	(613)	(4,251)
Total comprehensive income for the year/period	31,124	46,621	40,200	21,589
Profit (loss) for the year/period attributable to:
- Owners of the Company	31,940	44,443	42,059	27,493
- Non-controlling interests	(1,154)	(2,768)	(1,246)	(1,653)
Profit (loss) for the year	30,786	41,675	40,813	25,840
Total comprehensive income (expense) for the year/period attributable to:
- Owners of the Company	32,563	50,100	41,889	23,294
- Non-controlling interests	(1,439)	(3,479)	(1,689)	(1,705)
Total comprehensive income (expense) for the year	$ 31,124	$ 46,621	$ 40,200	$ 21,589
Earnings per share
- Basic (US$) (in Dollars per share)	$ 0.42	$ 0.58	$ 0.57	$ 0.41
- Diluted (US$) (in Dollars per share)	$ 0.42	$ 0.58	$ 0.57	$ 0.41